GENERAL	6 Months Ended
Jun. 30, 2013
General
GENERAL

1. GENERAL

New Residential Investment Corp. (formerly known as NIC MSR LLC) (together with its subsidiaries, “New Residential”) is a Delaware corporation that was formed as a limited liability company in September 2011 for the purpose of making real estate related investments and commenced operations on December 8, 2011. On December 20, 2012, New Residential was converted to a corporation. Newcastle Investment Corp. (“Newcastle”) was the sole stockholder of New Residential until the spin-off (Note 10), which was completed on May 15, 2013. Newcastle is listed on the New York Stock Exchange under the symbol “NCT.” As sole stockholder, Newcastle generally did not have any liability for the obligations of New Residential, except as described in Note 8.

Following the spin-off, New Residential is an independent publicly traded real estate investment trust (“REIT”) primarily focused on investing in residential mortgage related assets. New Residential is listed on the New York Stock Exchange under the symbol “NRZ”.

As of June 30, 2013, New Residential had acquired, or committed to acquire, directly and through equity method investees, excess mortgage servicing rights (“Excess MSRs”) on eleven pools of residential mortgage loans from Nationstar Mortgage LLC (“Nationstar”), a leading residential mortgage servicer. Furthermore, New Residential had acquired real estate securities, residential mortgage loans, and consumer loans.

New Residential intends to elect and qualify to be taxed as a REIT for U.S. federal income tax purposes for the tax year ending December 31, 2013. As such, New Residential will generally not be subject to U.S. federal corporate income tax on that portion of its net income that is distributed to stockholders if it distributes at least 90% of its REIT taxable income to its stockholders by prescribed dates and complies with various other requirements.

New Residential has entered into a management agreement (the “Management Agreement”) with FIG LLC (the “Manager”), an affiliate of Fortress Investment Group LLC (“Fortress”), under which the Manager advises New Residential on various aspects of its business and manages its day-to-day operations, subject to the supervision of New Residential’s board of directors. For its services, the Manager is entitled to management fees and incentive compensation, both defined in, and in accordance with the terms of, the Management Agreement. For a further discussion of the Management Agreement, see Note 12. The Manager also manages Newcastle and investment funds that own a majority of Nationstar.

As of June 30, 2013, New Residential operated in the following business segments: (i) investments in Excess MSRs, (ii) investments in real estate securities and loans, (iii) investments in consumer loans and (iv) corporate.

The consolidated financial statements for periods prior to May 15, 2013 have been prepared on a spin-off basis from the consolidated financial statements and accounting records of Newcastle and reflect New Residential’s historical results of operations, financial position and cash flows, in accordance with U.S. GAAP. As presented in the Consolidated Statements of Cash Flows, New Residential did not have any cash balance during periods prior to April 5, 2013, which is the first date Newcastle contributed cash to New Residential. All of its cash activity occurred in Newcastle’s accounts during these periods. The consolidated financial statements for periods prior to May 15, 2013 do not necessarily reflect what New Residential’s consolidated results of operations, financial position and cash flows would have been had New Residential operated as an independent company prior to the spin-off.

Certain expenses of Newcastle, comprised primarily of a portion of its management fee, have been allocated to New Residential to the extent they were directly associated with New Residential for periods prior to the spin-off on May 15, 2013. The portion of the management fee allocated to New Residential prior to the spin-off represents the product of the management fee rate payable by Newcastle (1.5%) and New Residential’s gross equity, which management believes is a reasonable method for quantifying the expense of the services provided by the employees of the Manager to New Residential. The incremental cost of certain legal, accounting and other expenses related to New Residential’s operations prior to May 15, 2013 are reflected in the accompanying consolidated financial statements. New Residential and Newcastle do not share any expenses following the spin-off.

The accompanying consolidated financial statements and related notes of New Residential have been prepared in accordance with accounting principles generally accepted in the United States for interim financial reporting and the instructions to Form 10-Q and Rule 10-01 of Regulation S-X. Accordingly, certain information and footnote disclosures normally included in financial statements prepared under U.S. generally accepted accounting principles have been condensed or omitted. In the opinion of management, all adjustments considered necessary for a fair presentation of New Residential’s financial position, results of operations and cash flows have been included and are of a normal and recurring nature. The operating results presented for interim periods are not necessarily indicative of the results that may be expected for any other interim period or for the entire year. These financial statements should be read in conjunction with New Residential’s consolidated financial statements for the year ended December 31, 2012 and notes thereto included in New Residential’s Registration Statement on Form 10 filed with the Securities and Exchange Commission. Capitalized terms used herein, and not otherwise defined, are defined in New Residential’s consolidated financial statements for the year ended December 31, 2012.

Recent Accounting Pronouncements

In February 2013, the FASB issued new guidance regarding the reporting of reclassifications out of accumulated other comprehensive income. The new guidance does not change current requirements for reporting net income or other comprehensive income in the financial statements. However, it requires companies to present the effects on the line items of net income of significant amounts reclassified out of accumulated OCI if the item reclassified is required to be reclassified to net income in its entirety during the same reporting period. Presentation should occur either on the face of the income statement where net income is presented or in the notes to the financial statements. New Residential has adopted this accounting standard and presents this information in Note 13.

The FASB has recently issued or discussed a number of proposed standards on such topics as consolidation, financial statement presentation, revenue recognition, financial instruments, hedging, and contingencies. Some of the proposed changes are significant and could have a material impact on New Residential’s reporting. New Residential has not yet fully evaluated the potential impact of these proposals, but will make such an evaluation as the standards are finalized.